Hedge accounting (Detail 5) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Foreign Currency Basis Spreads Reserves [Line Items]
Amounts related to hedge relationships for which hedge accounting continues to be applied	$ (690)	$ 250
Amounts related to hedge relationships for which hedge accounting is no longer applied	266	266
Total other comprehensive income recognized directly in equity related to hedging instruments in net investment hedges, on a pre-tax basis	$ (424)	$ 515